Consolidated Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2021	2020
Prepaid insurance	$2,074	$—
Payroll tax credit receivable	548	—
Research and development prepaid expenses	139	177
Other receivables	150	—
Other prepaid expenses	171	43
Rent deposit	27	27
Other current assets	21	—
Total	$3,130	$247

Schedule of property and equipment
	December 31,
	2021	2020
Leasehold improvements	$2,056	$256
Lab equipment	1,569	437
Office furniture & fixtures	208	—
Computer equipment	140	—
Capitalized software	90	—
	4,063	693
Less: accumulated depreciation and amortization	(377)	—
Property and equipment, net	$3,686	$693

Schedule of accrued expenses and other current liabilities
	December 31,
	2021	2020
Research and development accrued expenses	$1,660	$1,263
Accrued employee and related compensation expenses	1,151	783
License option liability, current	200	400
Other	585	149
Total	$3,596	$2,595

Schedule of other non-current liabilities
	December 31,
	2021	2020
CIRM grant liability	$600	$600
Accrued tax liability	24	—
Restricted stock liability	19	53
License option liability, non-current	—	200
Total	$643	$853